Significant Accounting Policies (Policies) - EBP 022	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation
The Plan’s financial statements are presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (GAAP). Distributions to participants or their beneficiaries are recorded when paid.

Notes Receivable From Participants
Notes Receivable From Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded.

Receivable for Securities Sold
Receivable for Securities Sold
As of December 31, 2025, certain trades related to the merger of the Marathon Oil Company Thrift Plan were pending settlement and are therefore shown as a receivable at period end. This is largely related to Marathon Oil Company Thrift Plan Stable Value Fund assets that were mapped to the Plan's Stable Value Fund (SVF).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

Change in Presentation
Change in Presentation
In prior financial statements, the Plan's 100% interest in the SVF was presented as a single line item titled "Plan interest in Stable Value Fund Master Trust." For the year ended December 31, 2025, the Plan presented the underlying investments of the SVF within "Investments, at fair value" for the short-term investment fund (STIF) and "Investments, at contract value" for the fully benefit-responsive synthetic guaranteed investment contracts (SYNs). SVF-related fair value disclosures have been incorporated into Note 3 - Investments.